Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								9 Months Ended				12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2014		Sep. 30, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Restructuring Cost and Reserve [Line Items]
Stock-based compensation	$ 1.7	$ 2.6	$ 1.6	$ 1.6	$ 1.4	$ 1.5	$ 1.5	$ 1.3	$ 10.9		$ 5.8		$ 7.5	[1]	$ 5.7	[1]	$ 5.0	[1]
Restructuring reserve	0				1.1				2.5				0		1.1
Restructuring charges					0.1	1.9	0.5	0	6.2	[2]	0	[2]	0		2.5		3.0
Restructuring Charges
Restructuring Cost and Reserve [Line Items]
Stock-based compensation									$ 3.5	[2]

[1]	(a)Stock-based compensation is classified as a Corporate expense.
[2]	Restructuring charges (including stock-based compensation of $3.5 million), costs related to the Acquisition and stock-based compensation are classified as Corporate expense.